Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
During the three months ended June 30, 2016, two shuttle tankers and three FSO units of the Partnership were employed on bareboat contracts with subsidiaries of Teekay Corporation. During the six months ended June 30, 2016, one conventional tanker, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation. In the first quarter of 2016, the Partnership terminated the long-term time-charter-out contract under which the one conventional tanker was employed with a subsidiary of Teekay Corporation. The Partnership concurrently received an early termination fee from Teekay Corporation of $4.0 million (see note 14), which is recorded in revenue on the consolidated statement of loss for the six months ended June 30, 2016.

b)
Teekay Corporation and its wholly-owned subsidiaries provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Revenues (1)	10,129	17,490	24,918	34,819
Vessel operating expenses (2)	(8,726)	(10,412)	(18,062)	(19,850)
General and administrative (3)	(5,805)	(8,235)	(15,348)	(16,062)
Interest expense (4)(5)(6)	(4,226)	(112)	(8,482)	(223)

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(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation, and an early termination fee received by the Partnership from Teekay Corporation (see item f below and note 14).

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our general partner for costs incurred on the Partnership’s behalf.

(4)	Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation and interest expense incurred on due to affiliates balances.

(5)
Includes interest expense of $1.6 million and $3.2 million, respectively, for the three and six months ended June 30, 2016, incurred on the convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3). The convertible promissory note incurs interest at a rate of 6.50% on the outstanding principal balance, which as at June 30, 2016, was $100.0 million. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, in May 2016, this convertible promissory note was refinanced effective July 1, 2016 (see note 8f).

(6)
Includes interest expense of $2.5 million and $5.0 million, respectively, for the three and six months ended June 30, 2016, incurred on a $100.0 million, six months loan made by Teekay Corporation to the Partnership on January 1, 2016. The loan bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at June 30, 2016, was $100.0 million. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, in May 2016, this loan was refinanced effective July 1, 2016 (see note 8f).

c)
At June 30, 2016, due from affiliates totaled $74.8 million (December 31, 2015 - $81.3 million) and due to affiliates totaled $297.4 million (December 31, 2015 - $304.6 million). Amounts due to and from affiliates, other than the $100.0 million convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3) and the $100.0 million six months loan issued by Teekay Corporation to the Partnership in January 2016 (see b(6) above), are non-interest bearing and unsecured, and all current due to and from affiliates balances are expected to be settled within the next fiscal year in the normal course of operations or from financings.

d)
In May 2013, the Partnership entered into an agreement with Statoil ASA (or Statoil), on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. The contract will be serviced by a new FSO unit that is being converted from the Randgrid shuttle tanker, which commenced its conversion during the second quarter of 2015. The Partnership received project management and engineering services from certain subsidiaries of Teekay Corporation relating to this FSO unit conversion. These costs are capitalized and included as part of advances on newbuilding contracts and will be reclassified to vessels and equipment upon completion of the conversion in early-2017. Project management and engineering costs paid to Teekay Corporation subsidiaries amounted to $10.2 million as of June 30, 2016.

e)
On July 1, 2015 the Partnership acquired from Teekay Corporation its 100% interest in the Dropdown Predecessor, which owns the Petrojarl Knarr FPSO unit, which operates on the Knarr Field in the North Sea, for an equity purchase price of $529.4 million (see note 3).

f)
In May 2016, the Partnership agreed to issue a $200.0 million subordinated promissory note to Teekay Corporation effective July 1, 2016, to refinance the $100.0 million outstanding balance on the convertible promissory note in connection with the financing of the Dropdown Predecessor (see b(5) above) and the $100.0 million six-month loan issued by Teekay Corporation to the Partnership in January 2016 (see b(6) above), both due July 1, 2016. The subordinate promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which is payable quarterly, of which 5.00% is payable in cash and 5.00% is payable in common units of the Partnership, or in cash, at the election of Teekay Corporation, provided that sufficient common units are subsequently issued by the Partnership within six months of the payment date to cover this payment. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2019.

g)
In June 2016, as part of various other financing initiatives, Teekay Corporation provided financial guarantees for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada newbuilding shuttle tankers until their deliveries, which are expected to be in the third quarter of 2017 through the first half of 2018 (see note 11g), and for certain of the Partnerships interest rate swap and cross currency swap liabilities until early-2019. The guarantees cover liabilities totaling up to a maximum amount of $495 million and have been provided for no additional cost to the Partnership.